UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2012

*	This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.8%
Aerospace - 0.2%
BE Aerospace, Inc., 5.25%, 2022	$3,792,000	$3,981,600

Airlines - 0.7%
Continental Airlines, Inc., 7.25%, 2019	$1,943,262	$2,200,744
Continental Airlines, Inc., FRN, 0.817%, 2013	15,842,581	15,446,516

		$17,647,260
Apparel Manufacturers - 0.8%
Phillips-Van Heusen Corp., 7.375%, 2020	$18,298,000	$20,379,397

Asset-Backed & Securitized - 1.8%
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019 (z)	$2,397,889	$2,086,163
ARCap REIT, Inc., CDO, “G”, FRN, 6.1%, 2045 (a)(d)	1,619,658	162
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	1,961,099	1,264,635
BlackRock Capital Finance LP, 7.75%, 2026 (n)	462,108	54,298
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	5,248,855	5,295,045
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	579,854	580,873
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,894,830
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	1,236,239	1,162,065
Falcon Franchise Loan LLC, FRN, 5.808%, 2025 (i)(z)	3,797,534	596,213
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,617,279	2,538,761
GMAC LLC, FRN, 6.02%, 2033 (z)	1,608,358	1,652,493
GMAC LLC, FRN, 7.74%, 2034 (d)(n)(q)	3,212,000	2,448,013
Greenwich Capital Commercial Funding Corp., FRN, 6.07%, 2038	2,125,000	2,260,941
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.977%, 2051	9,792,112	10,418,308
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 2049	1,467,768	1,640,498
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.438%, 2042 (n)	4,734,928	1,014,222
KKR Financial CLO Ltd., “C”, FRN, 1.88%, 2021 (n)	3,651,630	2,921,304
LB Commercial Conduit Mortgage Trust, FRN, 0.924%, 2030 (i)	7,071,559	94,115
LB Commercial Conduit Mortgage Trust, FRN, 1.857%, 2030 (i)	6,590,050	259,272
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.739%, 2050	3,070,000	3,342,849
Morgan Stanley Capital I, Inc., FRN, 0.986%, 2030 (i)(n)	12,629,960	302,285
Prudential Securities Secured Financing Corp., FRN, 7.217%, 2013 (z)	3,468,000	3,455,092
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,977,224	1,863,672

		$48,146,109
Automotive - 4.0%
American Honda Finance Corp., 2.125%, 2017 (n)	$13,328,000	$13,714,165
Daimler Finance North America LLC, 1.65%, 2015 (n)	5,000,000	5,053,965
Delphi Corp., 6.125%, 2021	6,258,000	6,829,043
Ford Motor Credit Co. LLC, 8%, 2014	5,635,000	6,258,135
Ford Motor Credit Co. LLC, 4.207%, 2016 (n)	3,610,000	3,737,415
Ford Motor Credit Co. LLC, 3.984%, 2016 (n)	4,112,000	4,243,839
Harley-Davidson Financial Services, 3.875%, 2016 (n)	12,070,000	12,813,488
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,890,300
Hyundai Capital America, 4%, 2017 (n)	10,225,000	10,810,606
Lear Corp., 8.125%, 2020	12,266,000	13,814,583
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,101,550
Volkswagen International Finance N.V., 2.375%, 2017 (n)	11,500,000	11,877,315

		$108,144,404

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Biotechnology - 0.7%
Life Technologies Corp., 6%, 2020	$15,483,000	$18,506,752

Broadcasting - 1.8%
CBS Corp., 8.875%, 2019	$4,240,000	$5,736,555
CBS Corp., 5.75%, 2020	1,010,000	1,215,820
CBS Corp., 3.375%, 2022	9,159,000	9,520,002
News America, Inc., 8.5%, 2025	4,931,000	6,670,085
News America, Inc., 6.15%, 2041	3,000,000	3,825,312
SIRIUS XM Radio, Inc., 13%, 2013 (n)	12,995,000	14,424,450
WPP Finance, 8%, 2014	2,744,000	3,103,738
WPP Finance, 4.75%, 2021	3,500,000	3,841,659

		$48,337,621
Brokerage & Asset Managers - 1.0%
BlackRock, Inc., 3.375%, 2022	$3,678,000	$3,848,814
E*TRADE Financial Corp., 12.5%, 2017	14,711,000	16,844,095
TD Ameritrade Holding Co., 4.15%, 2014	5,138,000	5,452,009

		$26,144,918
Building - 1.2%
Mohawk Industries, Inc., 6.375%, 2016	$13,332,000	$14,731,860
Owens Corning, Inc., 6.5%, 2016	14,893,000	16,642,153

		$31,374,013
Cable TV - 4.4%
CCH II LLC, 13.5%, 2016	$16,500,000	$18,273,750
Comcast Corp., 3.125%, 2022	9,148,000	9,574,663
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,070,469
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,937,785
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	5,258,971
DIRECTV Holdings LLC, 5.15%, 2042	9,250,000	9,957,940
Myriad International Holdings B.V., 6.375%, 2017 (n)	18,201,000	20,248,612
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	8,182,378
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,712,820
Time Warner Cable, Inc., 4%, 2021	2,820,000	3,106,191
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,474,023
Videotron Ltee, 5%, 2022	13,220,000	13,814,900
Virgin Media Finance PLC, 9.5%, 2016	10,957,000	12,258,144
Virgin Media Finance PLC, 5.25%, 2022	2,915,000	3,017,025
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,407,386

		$117,295,057
Chemicals - 2.6%
Ashland, Inc., 9.125%, 2017	$15,963,000	$17,758,838
CF Industries Holdings, Inc., 7.125%, 2020	9,955,000	12,443,750
Dow Chemical Co., 8.55%, 2019	10,554,000	14,333,387
LyondellBasell Industries N.V., 5%, 2019	13,386,000	14,523,810
LyondellBasell Industries N.V., 6%, 2021	9,720,000	11,178,000

		$70,237,785
Conglomerates - 0.2%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$4,687,000	$5,200,227

Construction - 0.2%
D.R. Horton, Inc., 4.75%, 2017	$5,000,000	$5,225,000

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.4%
Mattel, Inc., 5.45%, 2041	$4,568,000	$5,329,193
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,564,467

		$9,893,660
Consumer Services - 1.5%
eBay, Inc., 4%, 2042	$10,840,000	$10,914,991
Experian Finance PLC, 2.375%, 2017 (n)	18,068,000	18,265,700
Service Corp. International, 7.375%, 2014	5,360,000	5,896,000
Service Corp. International, 7%, 2019	5,550,000	6,035,625

		$41,112,316
Containers - 1.5%
Ball Corp., 5%, 2022	$5,537,000	$5,855,378
Crown Americas LLC, 7.625%, 2017	24,644,000	26,738,740
Greif, Inc., 6.75%, 2017	5,864,000	6,377,100

		$38,971,218
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$10,202,000	$12,026,016

Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$4,619,000	$4,706,368

Electronics - 0.7%
Jabil Circuit, Inc., 4.7%, 2022	$3,601,000	$3,601,000
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,980,947
Tyco Electronics Group S.A., 3.5%, 2022	11,088,000	11,496,837

		$18,078,784
Emerging Market Quasi-Sovereign - 2.4%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	$8,400,000	$9,429,000
CEZ A.S., 4.25%, 2022 (n)	3,465,000	3,630,627
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	663,000	768,747
CNPC General Capital Ltd., 2.75%, 2017 (z)	13,441,000	13,832,536
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,214,142
Gaz Capital S.A., 4.95%, 2022 (z)	1,323,000	1,374,597
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,891,926
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,806,176
Petrobras International Finance Co., 5.375%, 2021	11,160,000	12,484,491
Petroleos Mexicanos, 4.875%, 2022 (n)	1,699,000	1,915,622
Petroleos Mexicanos, 6.5%, 2041	412,000	521,180
Petroleos Mexicanos, 6.5%, 2041 (n)	6,538,000	8,270,570

		$64,139,614
Energy - Independent - 3.0%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,941,198
EQT Corp., 4.875%, 2021	4,449,000	4,716,260
Hess Corp., 8.125%, 2019	1,452,000	1,905,622
LINN Energy LLC, 7.75%, 2021	9,400,000	9,917,000
Noble Energy, Inc., 4.15%, 2021	13,080,000	14,120,279
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	8,105,768
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,476,871
Pioneer Natural Resources Co., 3.95%, 2022	5,000,000	5,187,800
QEP Resources, Inc., 5.375%, 2022	7,241,000	7,440,127
Southwestern Energy Co., 7.5%, 2018	10,149,000	12,276,707

		$81,087,632

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.6%
BG Energy Capital PLC, 4%, 2021 (n)	$5,000,000	$5,509,095
BG Energy Capital PLC, 5.125%, 2041 (n)	4,094,000	4,906,892
BP Capital Markets PLC, 4.5%, 2020	4,127,000	4,835,816

		$15,251,803
Entertainment - 0.2%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,551,670

Financial Institutions - 3.1%
CIT Group, Inc., 5%, 2017	$2,500,000	$2,612,500
CIT Group, Inc., 4.25%, 2017	9,647,000	9,647,000
CIT Group, Inc., 5.25%, 2018	2,885,000	3,054,494
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,155,560
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	6,134,825
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,736,950
General Electric Capital Corp., 2.15%, 2015	10,000,000	10,253,830
General Electric Capital Corp., 5.5%, 2020	8,500,000	10,017,310
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,643,756
International Lease Finance Corp., 6.25%, 2019	3,853,000	4,050,466
SLM Corp., 6.25%, 2016	4,180,000	4,430,800
SLM Corp., 6%, 2017	15,703,000	16,448,892
SLM Corp., 8%, 2020	2,532,000	2,842,170

		$84,028,553
Food & Beverages - 6.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$12,630,000	$16,967,647
Campbell Soup Co., 2.5%, 2022	5,631,000	5,635,955
Constellation Brands, Inc., 7.25%, 2016	18,881,000	21,571,543
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	11,153,000	12,149,275
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,997,752
Kraft Foods Group, Inc., 2.25%, 2017 (n)	10,744,000	11,084,563
Kraft Foods Group, Inc., 6.5%, 2040 (n)	8,525,000	11,365,411
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,504,546
Molson Coors Brewing Co., 3.5%, 2022	8,982,000	9,633,644
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,198,305
Pernod Ricard S.A., 5.5%, 2042 (n)	3,700,000	4,188,633
Pernod-Ricard S.A., 4.45%, 2022 (n)	4,355,000	4,725,536
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	12,320,024
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,579,300
Smithfield Foods, Inc., 6.625%, 2022	4,652,000	4,826,450
Tyson Foods, Inc., 6.85%, 2016	12,881,000	14,555,530
Tyson Foods, Inc., 4.5%, 2022	8,026,000	8,106,260
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,013,084

		$182,423,458
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,852,673
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,401,164
CVS Caremark Corp., 5.75%, 2041	9,305,000	11,922,068

		$16,175,905
Forest & Paper Products - 1.5%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$13,758,000	$16,219,980
International Paper Co., 6%, 2041	6,640,000	8,065,894
Packaging Corp. of America, 3.9%, 2022	16,288,000	17,074,205

		$41,360,079

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 1.2%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,144,750
Sheraton Holding Corp., 7.375%, 2015	3,655,000	4,230,648
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	850,000	989,719
Wyndham Worldwide Corp., 6%, 2016	87,000	97,264
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	18,877,698

		$33,340,079
Insurance - 2.0%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,655,760
American International Group, Inc., 3.8%, 2017	7,167,000	7,448,842
American International Group, Inc., 6.4%, 2020	8,987,000	10,514,314
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,900,337
Principal Financial Group, Inc., 7.875%, 2014	200,000	224,547
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,773,849
Unum Group, 7.125%, 2016	11,200,000	13,041,986
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,799,379

		$52,359,014
Insurance - Health - 1.0%
CIGNA Corp., 2.75%, 2016	$9,534,000	$9,959,007
CIGNA Corp., 5.375%, 2042	4,300,000	4,883,536
Humana, Inc., 7.2%, 2018	10,075,000	12,186,337

		$27,028,880
Insurance - Property & Casualty - 1.7%
Aon Corp., 6.25%, 2040	$1,832,000	$2,404,672
AXIS Capital Holdings Ltd., 5.75%, 2014	10,742,000	11,396,166
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,986,308
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,920,710
CNA Financial Corp., 7.35%, 2019	1,220,000	1,486,261
CNA Financial Corp., 5.875%, 2020	6,010,000	6,870,776
Marsh & McLennan Cos., Inc., 4.8%, 2021	3,500,000	3,925,229
XL Group PLC, 5.75%, 2021	6,890,000	7,886,446
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,303,213
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,079,440
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,937,565

		$46,196,786
Machinery & Tools - 0.6%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,296,435

Major Banks - 3.4%
Bank of America Corp., 5.65%, 2018	$4,060,000	$4,482,212
Bank of America Corp., 7.625%, 2019	1,290,000	1,569,467
Bank of America Corp., 5.625%, 2020	360,000	400,356
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,729,436
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,236,405
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,616,458
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,527,064
Macquarie Bank Ltd., 5%, 2017 (n)	9,600,000	9,948,432
Macquarie Group Ltd., 6%, 2020 (n)	2,503,000	2,560,419
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,495,110
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,479,750
Morgan Stanley, 5.75%, 2016	5,924,000	6,223,802
PNC Funding Corp., 5.625%, 2017	7,355,000	8,344,108

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wachovia Corp., 6.605%, 2025	$7,936,000	$9,678,531
Wells Fargo & Co., 2.625%, 2016	13,081,000	13,759,067

		$91,050,617
Medical & Health Technology & Services - 2.5%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$5,000,000	$5,129,875
Aristotle Holding, Inc., 3.9%, 2022 (n)	11,171,000	12,008,736
Davita, Inc., 6.625%, 2020	15,982,000	16,940,920
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,797,094
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	7,266,000	8,110,671
Hospira, Inc., 6.05%, 2017	5,884,000	6,659,341
McKesson Corp., 5.7%, 2017	5,010,000	5,894,495
McKesson Corp., 7.5%, 2019	920,000	1,199,553

		$67,740,685
Metals & Mining - 3.0%
AngloGold Ashanti Holdings PLC, 5.125%, 2022	$11,529,000	$11,832,847
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	108,349
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	10,832,000	10,935,045
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	11,074,000	10,807,980
Southern Copper Corp., 6.75%, 2040	18,301,000	21,129,182
Teck Resources Ltd., 10.75%, 2019	2,919,000	3,531,990
Vale Overseas Ltd., 5.625%, 2019	14,499,000	16,336,937
Vale Overseas Ltd., 4.375%, 2022	4,473,000	4,675,305

		$79,357,635
Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 7%, 2022	$14,291,000	$15,184,188

Natural Gas - Pipeline - 4.1%
El Paso Pipeline Partners LP, 6.5%, 2020	$9,145,000	$10,745,713
El Paso Pipeline Partners LP, 5%, 2021	9,019,000	9,837,907
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	6,389,741
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,024,830
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,737,172
Energy Transfer Partners LP, 6.5%, 2042	7,468,000	8,508,524
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,505,248
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,349,558
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,322,216
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,056,145
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,604,480
Kinder Morgan Energy Partners, 6.85%, 2020	4,303,000	5,317,708
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,195,926
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,777,311
Kinder Morgan Energy Partners LP, 5.3%, 2020	5,745,000	6,539,556
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,556,027
NiSource Finance Corp., 3.85%, 2023	10,894,000	11,172,647
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,145,205
Southern Natural Gas Co., 4.4%, 2021	2,500,000	2,697,002
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,507,804
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,682,345
TransCanada PipeLines Ltd., 0.875%, 2015	5,000,000	5,031,305

		$109,704,370

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.9%
AT&T, Inc., 5.35%, 2040	$1,600,000	$1,956,154
AT&T, Inc., 5.55%, 2041	5,474,000	6,956,655
British Telecommunications PLC, 2%, 2015	5,000,000	5,108,810
CenturyLink, Inc., 7.6%, 2039	18,088,000	18,570,950
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,793,962
Verizon Communications, Inc., 6%, 2041	4,310,000	5,835,800

		$51,222,331
Oil Services - 0.5%
Schlumberger Investment S.A., 2.4%, 2022 (n)	$14,107,000	$14,151,028

Oils - 0.3%
Phillips 66, 5.875%, 2042 (n)	$6,745,000	$7,732,967

Other Banks & Diversified Financials - 4.2%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$4,079,077
American Express Co., 8.125%, 2019	1,435,000	1,951,647
American Express Credit Corp., 2.8%, 2016	8,000,000	8,565,048
American Express Credit Corp., 2.375%, 2017	6,255,000	6,572,197
Banco Bradesco S.A., 5.75%, 2022 (n)	5,367,000	5,608,515
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	8,500,000	7,811,075
BB&T Corp., 3.95%, 2016	2,500,000	2,746,070
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,524,610
Capital One Financial Corp., 8.8%, 2019	7,000,000	9,016,042
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,612,150
Discover Bank, 7%, 2020	13,145,000	15,346,262
Fifth Third Bancorp, 3.5%, 2022	5,404,000	5,585,682
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,247,742
Santander Holdings USA, Inc., 4.625%, 2016	1,650,000	1,636,478
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,587,517
Svenska Handelsbanken AB, 2.875%, 2017	8,191,000	8,584,668
U.S. Bancorp, 3%, 2022	2,601,000	2,724,202
U.S. Bancorp, 2.95%, 2022	8,970,000	9,069,917

		$113,268,899
Personal Computers & Peripherals - 0.5%
Motorola Solutions, Inc., 3.75%, 2022	$14,000,000	$14,333,984

Pharmaceuticals - 1.5%
Amgen, Inc., 2.3%, 2016	$3,000,000	$3,126,963
Celgene Corp., 2.45%, 2015	3,438,000	3,551,640
Mylan Laboratories, Inc., 7.625%, 2017 (n)	17,523,000	19,549,097
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	13,670,000	14,892,221

		$41,119,921
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 2021	$6,200,000	$7,383,654

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 3%, 2019	$1,878,000	$1,889,931

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.7%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$6,576,000	$6,871,381
Pearson PLC, 5.5%, 2013 (n)	1,930,000	1,994,024
Pearson PLC, 4%, 2016 (n)	9,720,000	10,371,794

		$19,237,199
Railroad & Shipping - 1.5%
Burlington Northern Santa Fe Corp., 3.05%, 2022	$3,500,000	$3,594,931
Canadian Pacific Railway Co., 7.25%, 2019	11,151,000	13,969,482
Canadian Pacific Railway Co., 4.5%, 2022	6,058,000	6,695,774
CSX Corp., 7.375%, 2019	5,360,000	6,932,335
CSX Corp., 4.4%, 2043	4,000,000	4,213,348
Kansas City Southern, 8%, 2018	4,243,000	4,741,552

		$40,147,422
Real Estate - 4.0%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,304,699
Boston Properties LP, REIT, 3.85%, 2023	9,626,000	10,134,686
DDR Corp., REIT, 4.625%, 2022	3,149,000	3,211,816
ERP Operating LP, REIT, 5.375%, 2016	2,950,000	3,348,985
ERP Operating LP, REIT, 4.625%, 2021	14,520,000	16,426,941
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,226,740
HCP, Inc., REIT, 5.375%, 2021	12,036,000	13,979,357
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,708,510
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,870,715
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,348,511
Simon Property Group, Inc., REIT, 4.375%, 2021	7,340,000	8,221,923
Ventas Realty LP, REIT, 4%, 2019	6,657,000	7,093,047
WEA Finance LLC, REIT, 6.75%, 2019 (n)	13,693,000	16,329,505

		$108,205,435
Retailers - 3.4%
AutoZone, Inc., 3.7%, 2022	$8,867,000	$9,314,766
Dollar General Corp., 4.125%, 2017	23,009,000	23,871,837
Gap, Inc., 5.95%, 2021	24,047,000	25,396,470
Kohl’s Corp., 4%, 2021	6,914,000	7,348,842
Limited Brands, Inc., 7%, 2020	11,059,000	12,289,314
Limited Brands, Inc., 5.625%, 2022	7,521,000	7,878,247
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,319,248

		$90,418,724
Specialty Chemicals - 0.3%
Ecolab, Inc., 3%, 2016	$8,728,000	$9,304,607

Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$6,309,436
Advance Auto Parts, Inc., 4.5%, 2022	4,668,000	5,005,977

		$11,315,413
Supermarkets - 0.4%
Kroger Co., 3.4%, 2022	$11,500,000	$11,648,672

Telecommunications - Wireless - 2.0%
America Movil S.A.B. de C.V., 3.125%, 2022	$8,907,000	$9,164,671
American Tower Corp., 4.5%, 2018	5,760,000	6,177,260
American Tower Corp., REIT, 4.625%, 2015	10,110,000	10,729,258
American Tower Corp., REIT, 4.7%, 2022	7,973,000	8,323,892

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.75%, 2017 (n)	$11,040,000	$11,964,600
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,901,834
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,538,513
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,387,600
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,722,664

		$53,910,292
Telephone Services - 0.1%
Oi S.A., 5.75%, 2022 (n)	$2,295,000	$2,358,113

Tobacco - 2.1%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$8,948,000	$9,101,011
B.A.T. International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,576,785
Lorillard Tobacco Co., 8.125%, 2019	15,092,000	19,025,126
Lorillard Tobacco Co., 6.875%, 2020	5,000,000	6,101,570
Lorillard Tobacco Co., 7%, 2041	2,698,000	3,091,293
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,830,443

		$55,726,228
Transportation - Services - 0.9%
ERAC USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,645,973
ERAC USA Finance Co., 7%, 2037 (n)	4,707,000	5,951,413
ERAC USA Finance Co., 5.625%, 2042 (n)	8,920,000	9,573,872
FedEx Corp., 2.625%, 2022	8,000,000	8,031,504

		$25,202,762
Utilities - Electric Power - 3.6%
Calpine Corp., 7.875%, 2020 (n)	$15,566,000	$17,550,665
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,292,447
CMS Energy Corp., 2.75%, 2014	4,220,000	4,255,199
CMS Energy Corp., 6.25%, 2020	6,891,000	7,796,236
CMS Energy Corp., 5.05%, 2022	5,159,000	5,499,793
Dominion Resources, Inc., 4.9%, 2041	4,300,000	5,152,432
Enel Finance International S.A., 6%, 2039 (n)	7,133,000	5,901,031
Enersis S.A., 7.375%, 2014	4,189,000	4,476,772
Exelon Corp., 4.9%, 2015	2,000,000	2,187,706
FirstEnergy Solutions Corp., 6.05%, 2021	11,869,000	13,231,336
FirstEnergy Solutions Corp., 6.8%, 2039	2,526,000	2,740,978
Oncor Electric Delivery Co., 4.1%, 2022 (n)	3,410,000	3,625,413
PPL Capital Funding, Inc., 4.2%, 2022	6,378,000	6,644,722
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,292,006
PSEG Power LLC, 5.32%, 2016	1,727,000	1,967,352
System Energy Resources, Inc., 5.129%, 2014 (z)	1,072,338	1,058,763
Waterford 3 Funding Corp., 8.09%, 2017	3,520,270	3,582,192

		$97,255,043
Utilities - Gas - 0.4%
ONEOK, Inc., 4.25%, 2022	$10,000,000	$10,676,410
Total Bonds		$2,458,194,943

Money Market Funds - 8.2%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	218,800,843	$218,800,843
Total Investments		$2,676,995,786

Other Assets, Less Liabilities - 0.0%		1,241,395
Net Assets - 100.0%		$2,678,237,181

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $584,225,963 representing 21.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019	1/15/10	$1,828,282	$2,086,163
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	1,961,099	1,264,635
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	13,439,855	13,832,536
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	579,854	580,873
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,040,704	1,162,065
Falcon Franchise Loan LLC, FRN, 5.808%, 2025	1/29/03	278,984	596,213
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,541,141	2,538,761
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,608,358	1,652,493
Gaz Capital S.A., 4.95%, 2022	7/11/12	1,323,000	1,374,597
Prudential Securities Secured Financing Corp., FRN, 7.217%, 2013	12/06/04	3,509,726	3,455,092
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,958,929	1,863,672
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,072,338	1,058,763
Total Restricted Securities			$31,465,863
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 7/31/12

Swap Agreements at 7/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(421,491)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

10

Portfolio of Investments (unaudited) – continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2012, the fund had cash collateral of $430,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$64,139,614	$—	$64,139,614
Corporate Bonds	—	1,896,824,618	—	1,896,824,618
Residential Mortgage-Backed Securities	—	54,298	—	54,298
Commercial Mortgage-Backed Securities	—	32,823,676	—	32,823,676
Asset-Backed Securities (including CDOs)	—	15,268,135	—	15,268,135
Foreign Bonds	—	449,084,602	—	449,084,602
Mutual Funds	218,800,843	—	—	218,800,843
Total Investments	$218,800,843	$2,458,194,943	$—	$2,676,995,786

Other Financial Instruments
Swap Agreements	$—	$(421,491)	$—	$(421,491)

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,548,795,372
Gross unrealized appreciation	$142,323,048
Gross unrealized depreciation	(14,122,634)
Net unrealized appreciation (depreciation)	$128,200,414

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,095,062	363,116,043	(223,410,262)	218,800,843

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$59,547	$218,800,843

13

QUARTERLY REPORT

July 31, 2012

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 94.7%
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.817%, 2013	$3,861,036	$3,764,497

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.217%, 2013	$2,235,000	$2,246,555

Asset-Backed & Securitized - 5.1%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$390,900	$390,965
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019 (z)	385,808	335,653
ARI Fleet Lease Trust, “A”, FRN, 0.799%, 2020 (n)	3,868,866	3,868,866
Bayview Commercial Asset Trust, FRN, 0.556%, 2035 (z)	1,179,332	836,596
Bayview Commercial Asset Trust, FRN, 0.516%, 2036 (z)	990,265	662,745
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	5,159,502	117,613
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,189,122
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,058,819	1,061,360
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	939,049	605,556
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	2,553,284	2,575,753
Chesapeake Funding LLC, “A”, FRN, 0.996%, 2023 (z)	5,970,000	5,978,179
Commercial Mortgage Asset Trust, FRN, 0.721%, 2032 (i)(z)	15,140,024	113,414
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018 (z)	1,405,000	1,404,949
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	1,215,000	1,221,940
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	805,802	724,011
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.181%, 2037 (d)(q)	2,715,769	950,812
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.007%, 2037	3,922,859	1,650,457
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	998,720	999,656
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	190,000	190,107
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	2,834,523	2,838,128
Gramercy Real Estate Ltd., CDO, FRN, 0.771%, 2035 (z)	1,268,127	1,141,315
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,036,094
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,055,159
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,520,000	2,534,132
IMPAC CMB Trust, FRN, 0.986%, 2034	359,322	326,577
IMPAC CMB Trust, FRN, 1.166%, 2034	378,234	288,123
IMPAC Secured Assets Corp., FRN, 0.596%, 2036	1,075,348	1,021,690
Interstar Millennium Trust, FRN, 0.868%, 2036	402,936	369,088
John Deere Owner Trust, “A2”, 0.64%, 2014	838,236	838,540
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	4,036,484	4,130,922
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.289%, 2037	1,551,179	1,602,461
LB Commercial Conduit Mortgage Trust, FRN, 1.414%, 2035 (i)	4,149,677	176,021
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,047,182	436,504
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	1,505,331	1,524,928
Morgan Stanley Capital I, Inc., FRN, 1.097%, 2031 (i)(z)	1,594,987	10,114
Nationslink Funding Corp., FRN, 1.528%, 2030 (i)	2,834,212	32,316
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	939,075
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,258,340	1,049,873
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	3,940,287	3,944,286
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	2,658,000	2,666,652
Smart Trust, “A2B”, FRN, 0.799%, 2014 (z)	3,304,000	3,316,789
Thornburg Mortgage Securities Trust, FRN, 0.926%, 2043	1,462,264	1,445,340
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	382,133	384,860
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.9%, 2051	1,250,000	1,318,846

		$63,305,587

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 3.1%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,097,369
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,820,977
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,736,890
Daimler Finance North America LLC, FRN, 1.788%, 2013 (n)	2,590,000	2,606,840
Daimler Finance North America LLC, FRN, 1.668%, 2013 (n)	4,020,000	4,042,568
Ford Motor Credit Co. LLC, 4.207%, 2016 (n)	3,170,000	3,281,885
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,904,583
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	3,130,000	3,159,610
RCI Banque S.A., FRN, 2.328%, 2014 (n)	4,820,000	4,675,424
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,699,911
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,358,618
Volkswagen International Finance N.V., FRN, 1.218%, 2014 (n)	4,520,000	4,534,808

		$38,919,483
Banks & Diversified Financials (Covered Bonds) - 1.7%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,597,062
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,333,698
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,508,716
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,520,773
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,368,932
Stadshypotek AB, FRN, 1.011%, 2013 (n)	4,200,000	4,196,560

		$21,525,741
Broadcasting - 0.8%
NBCUniversal Media LLC, 2.1%, 2014	$2,100,000	$2,140,780
Vivendi S.A., 2.4%, 2015 (n)	2,580,000	2,581,161
WPP Finance, 8%, 2014	4,550,000	5,146,505

		$9,868,446
Brokerage & Asset Managers - 0.9%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,944,089
BlackRock, Inc., 1.375%, 2015	1,740,000	1,768,404
Franklin Resources, Inc., 2%, 2013	3,290,000	3,330,780
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,565,016

		$11,608,289
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,462,301

Cable TV - 0.7%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,395,022
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,235,254
DIRECTV Holdings LLC, 2.4%, 2017	3,360,000	3,449,342

		$9,079,618
Chemicals - 1.3%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,707,706
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,448,214
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,364,993

		$15,520,913
Computer Software - 0.4%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,317,106

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 1.1%
ABB Finance (USA), Inc., 1.625%, 2017	$1,539,000	$1,565,816
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,907,000	4,077,619
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,425,000	4,657,733
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,161,732
United Technologies Corp., FRN, 0.967%, 2015	2,560,000	2,589,489

		$14,052,389
Consumer Products - 2.0%
Clorox Co., 5%, 2013	$5,850,000	$6,003,293
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	3,150,000	3,161,548
Mattel, Inc., 5.625%, 2013	3,330,000	3,431,575
Mattel, Inc., 2.5%, 2016	2,030,000	2,121,941
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,497,418
Newell Rubbermaid, Inc., 2%, 2015	2,337,000	2,354,553
Phillips Electronics N.V., 7.25%, 2013	400,000	426,052
Procter & Gamble Co., 0.7%, 2014	2,360,000	2,372,933

		$24,369,313
Consumer Services - 0.8%
eBay, Inc., 1.35%, 2017	$3,482,000	$3,505,855
Experian Finance PLC, 2.375%, 2017 (n)	2,439,000	2,465,688
Western Union Co., FRN, 1.048%, 2013	4,190,000	4,205,880

		$10,177,423
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,780,535

Electronics - 0.9%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,761,469
Broadcom Corp., 1.5%, 2013	1,400,000	1,417,924
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,183,245
Tyco Electronics Ltd., 6%, 2012	4,751,000	4,794,092

		$11,156,730
Emerging Market Quasi-Sovereign - 2.0%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$988,790
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,803,476
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,476,526
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,626,372
Korea Gas Corp., 2.25%, 2017 (z)	2,750,000	2,724,747
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,428,783
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,705,682
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,838,238

		$24,592,614
Emerging Market Sovereign - 0.9%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,591,160
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,684,868
State of Qatar, 5.15%, 2014	3,000,000	3,183,000

		$10,459,028
Energy - Independent - 0.8%
ConocoPhillips, 5.5%, 2013	$1,700,000	$1,759,075
Encana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,815,409
Hess Corp., 7%, 2014	3,740,000	4,085,475

		$9,659,959

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.9%
BG Energy Capital PLC, 2.875%, 2016 (n)	$3,830,000	$4,055,579
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,668,382
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,325,389
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,230,720
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,194,791
Total Capital International S.A., 1.5%, 2017	1,670,000	1,695,997
TOTAL S.A., 3%, 2015	2,810,000	3,012,258

		$23,183,116
Entertainment - 0.2%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,118,071

Financial Institutions - 1.5%
General Electric Capital Corp., 5.45%, 2013	$600,000	$613,732
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,878,184
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,074,087
General Electric Capital Corp., 2.15%, 2015	2,180,000	2,235,335
General Electric Capital Corp., FRN, 0.596%, 2012	1,570,000	1,571,074
General Electric Capital Corp., FRN, 1.31%, 2014	6,000,000	6,032,472
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,351,267

		$18,756,151
Food & Beverages - 5.4%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,010,340
Anheuser-Busch InBev S.A., 3.625%, 2015	1,350,000	1,449,024
Anheuser-Busch InBev S.A., 1.375%, 2017	5,370,000	5,423,560
Anheuser-Busch InBev S.A., FRN, 1.192%, 2013	2,000,000	2,009,514
Campbell Soup Co., FRN, 0%, 2014	4,570,000	4,579,049
Coca Cola Co., 0.75%, 2013	1,570,000	1,578,068
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,301,752
Diageo Capital PLC, 7.375%, 2014	3,520,000	3,863,820
Diageo Capital PLC, 1.5%, 2017	2,750,000	2,802,665
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,255,904
General Mills, Inc., 5.25%, 2013	2,100,000	2,203,148
General Mills, Inc., 5.2%, 2015	1,990,000	2,217,294
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,567,785
Kraft Foods Group, Inc., 1.625%, 2015 (n)	5,170,000	5,257,197
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,202,601
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,501,851
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,400,256
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,070,230
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,588,697
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,158,750
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,691,758

		$67,133,263
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,521,251

Gaming & Lodging - 0.4%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,428,548
Wyndham Worldwide Corp., 2.95%, 2017	2,783,000	2,803,213

		$5,231,761

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - 0.3%
Cornell University, 4.35%, 2014	$3,070,000	$3,241,981

Insurance - 3.4%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,097,787
American International Group, Inc., 3.65%, 2014	2,670,000	2,735,759
American International Group, Inc., 3%, 2015	3,360,000	3,420,514
Lincoln National Corp., 4.3%, 2015	2,060,000	2,180,088
MassMutual Global Funding, FRN, 0.835%, 2014 (n)	2,870,000	2,869,486
MetLife, Inc., FRN, 1.716%, 2013	5,570,000	5,620,776
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	2,250,000	2,319,302
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,557,589
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,399,825
New York Life Global Funding, 1.3%, 2015 (n)	4,590,000	4,643,643
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,368,208
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,776,156
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,900,285

		$41,889,418
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 4.875%, 2013	$4,500,000	$4,603,523
WellPoint, Inc., 6.8%, 2012	3,580,000	3,580,000
WellPoint, Inc., 5%, 2014	120,000	130,492

		$8,314,015
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$2,890,000	$3,025,512
Allstate Corp., 6.2%, 2014	1,490,000	1,635,217
Aon Corp., 3.5%, 2015	3,200,000	3,357,178
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,691,925
Berkshire Hathaway, Inc., FRN, 1.167%, 2014	3,210,000	3,252,202

		$14,962,034
International Market Quasi-Sovereign - 7.1%
Achmea Hypotheekbank N.V., FRN, 0.816%, 2014 (n)	$2,500,000	$2,492,215
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,095,280
Eksportfinans A.S.A., 3%, 2014	5,000,000	4,775,000
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,630,395
Finance for Danish Industry A.S., FRN, 0.716%, 2012 (n)	3,790,000	3,790,254
Finance for Danish Industry A.S., FRN, 0.697%, 2012 (n)	2,590,000	2,590,231
Finance for Danish Industry A.S., FRN, 0.838%, 2013 (n)	3,500,000	3,502,443
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,889,540
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	5,239,267
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,972,616
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,220,404
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,095,974
Kommunalbanken AS, 1%, 2015 (n)	3,000,000	3,027,600
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	1,030,300
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,185,888
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,835,320
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,563,392
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,895,156
Statoil A.S.A., 2.9%, 2014	4,380,000	4,595,978
Statoil A.S.A., 1.8%, 2016	2,350,000	2,426,305
Swedish Export Credit Corp., FRN, 1.217%, 2014	8,640,000	8,665,989
Vestjysk Bank A/S, FRN, 1.018%, 2013 (n)	2,940,000	2,948,517

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Westpac Banking Corp., 3.45%, 2014 (n)	$3,370,000	$3,556,867

		$88,024,931
International Market Sovereign - 1.3%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,568,050
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,691,360
Kingdom of Spain, 3.625%, 2013	6,790,000	6,666,707
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,521,435

		$15,447,552
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,737,572
Province of Ontario, 2.3%, 2016	4,700,000	4,948,630

		$8,686,202
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$1,260,000	$1,277,247

Major Banks - 12.3%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$402,506
ABN AMRO Bank N.V., FRN, 2.217%, 2014 (n)	4,850,000	4,869,206
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,315,484
ANZ National (International) Ltd., FRN, 1.468%, 2013 (n)	3,630,000	3,649,192
Bank of America Corp., 7.375%, 2014	1,075,000	1,166,401
Bank of America Corp., 4.5%, 2015	1,000,000	1,050,623
Bank of America Corp., 6.5%, 2016	2,625,000	2,963,470
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,097,721
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,973,561
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,114,192
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,871,317
Barclays Bank PLC, FRN, 1.496%, 2014	2,360,000	2,354,728
BNP Paribas, 2.125%, 2012	3,250,000	3,267,414
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,810,933
Credit Suisse New York, 5.5%, 2014	4,630,000	4,939,377
Credit Suisse New York, FRN, 1.415%, 2014	3,000,000	3,002,709
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,089,125
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,194,603
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,630,981
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,686,917
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,858,788
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,729,954
ING Bank N.V., FRN, 1.518%, 2013 (n)	2,140,000	2,145,581
ING Bank N.V., FRN, 1.775%, 2013 (n)	4,750,000	4,765,438
Intesa Sanpaolo S.p.A., FRN, 2.867%, 2014 (n)	2,490,000	2,345,510
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,512,002
JPMorgan Chase & Co., FRN, 1.117%, 2013	4,000,000	4,011,644
JPMorgan Chase & Co., FRN, 1.252%, 2014	2,110,000	2,119,128
JPMorgan Chase & Co., FRN, 1.218%, 2014	4,620,000	4,638,388
KeyCorp, 3.75%, 2015	3,850,000	4,110,187
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,406,279
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	7,036,443
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,825,032
Morgan Stanley, 6%, 2014	2,060,000	2,167,604
Morgan Stanley, 6%, 2015	3,290,000	3,485,850
Morgan Stanley, FRN, 2.052%, 2014	3,290,000	3,241,242

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
National Australia Bank Ltd., 2%, 2015	$4,810,000	$4,872,294
PNC Funding Corp., 3.625%, 2015	2,300,000	2,459,006
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	5,095,247
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,935,001
Standard Chartered PLC, FRN, 1.417%, 2014 (n)	2,700,000	2,697,978
State Street Corp., 4.3%, 2014	3,750,000	3,999,379
Sumitomo Mitsui Banking, 1.35%, 2015	3,770,000	3,802,856
Wachovia Corp., 5.5%, 2013	2,250,000	2,333,984
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,618,516
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,428,594
Wells Fargo & Co., 1.25%, 2015	5,320,000	5,338,508

		$152,430,893
Medical & Health Technology & Services - 2.1%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$4,225,000	$4,285,468
Baxter International, Inc., 1.85%, 2017	2,610,000	2,712,458
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,097,952
CareFusion Corp., 4.125%, 2012	1,490,000	1,490,000
Covidien International Finance S.A., 1.875%, 2013	2,670,000	2,699,026
Covidien International Finance S.A., 1.35%, 2015	2,440,000	2,465,742
McKesson Corp., 3.25%, 2016	4,190,000	4,518,136
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,913,717
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,072,865

		$26,255,364
Metals & Mining - 1.1%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,016,602
ArcelorMittal, 6.5%, 2014	2,710,000	2,867,343
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,437,855
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	3,680,000	3,704,483
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,321,826

		$13,348,109
Mortgage-Backed - 3.3%
Fannie Mae, 5.5%, 2014 - 2019	$2,450,258	$2,651,274
Fannie Mae, 7%, 2015 - 2016	482,591	516,579
Fannie Mae, 5.152%, 2016	853,022	954,046
Fannie Mae, 5.725%, 2016	2,083,375	2,381,919
Fannie Mae, 6.5%, 2016 - 2017	1,126,519	1,226,684
Fannie Mae, 6%, 2017	1,176,074	1,271,244
Fannie Mae, 4.5%, 2018 - 2023	3,261,413	3,516,803
Fannie Mae, 5%, 2018 - 2023	5,858,076	6,357,050
Fannie Mae, FRN, 2.653%, 2033	794,148	838,566
Fannie Mae, FRN, 2.73%, 2033	162,246	163,671
Fannie Mae, FRN, 2.835%, 2033	124,025	132,112
Fannie Mae, TBA, 3%, 2027	11,760,000	12,397,613
Freddie Mac, 7.5%, 2015	142,182	142,590
Freddie Mac, 1.655%, 2016	281,484	289,565
Freddie Mac, 6%, 2016 - 2017	832,169	892,154
Freddie Mac, 5.5%, 2017 - 2025	3,371,155	3,696,406
Freddie Mac, 5%, 2018 - 2020	3,017,192	3,263,366
Ginnie Mae, FRN, 1.625%, 2032	174,809	181,243

		$40,872,885

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 1.2%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,219,198
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,618,093
Enterprise Products Operating LP, 3.2%, 2016	740,000	780,677
Kinder Morgan Energy Partners LP, 5.85%, 2012	3,000,000	3,018,021
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,380,764

		$15,016,753
Network & Telecom - 1.9%
AT&T, Inc., 2.4%, 2016	$2,750,000	$2,896,564
BellSouth Corp., 5.2%, 2014	1,277,000	1,392,735
British Telecommunications PLC, 5.15%, 2013	799,000	814,980
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,427,322
France Telecom, 4.375%, 2014	2,390,000	2,524,048
France Telecom, 2.125%, 2015	1,900,000	1,933,712
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,938,000
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,487,410
Verizon Communications, Inc., 5.25%, 2013	2,770,000	2,862,343
Verizon Communications, Inc., 2%, 2016	2,610,000	2,716,300

		$22,993,414
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$3,800,000	$3,957,996
Noble Corp., 3.45%, 2015	2,270,000	2,394,355

		$6,352,351
Oils - 0.2%
Phillips 66, 1.95%, 2015 (n)	$2,680,000	$2,724,882

Other Banks & Diversified Financials - 6.5%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,251,840
American Express Credit Corp., FRN, 1.568%, 2015	2,400,000	2,437,210
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,417,409
BB&T Corp., 2.05%, 2014	2,000,000	2,043,322
BBVA Senior Finance S.A. Unipersonal, FRN, 2.591%, 2014	3,500,000	3,287,078
Capital One Financial Corp., 2.15%, 2015	1,752,000	1,779,519
Capital One Financial Corp., FRN, 1.605%, 2014	4,550,000	4,521,203
Citigroup, Inc., 5.5%, 2013	4,770,000	4,905,206
Citigroup, Inc., 6.375%, 2014	2,380,000	2,570,850
Citigroup, Inc., 6.01%, 2015	1,880,000	2,039,591
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,308,268
National Bank of Canada, 1.5%, 2015	2,970,000	3,018,274
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,818,322
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,955,390
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,181,817
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	3,036,078
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,525,905
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,128,443
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,004,654
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,529,800
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,718,520
UBS AG, 2.25%, 2013	4,000,000	4,046,988
Union Bank, 3%, 2016	1,910,000	2,009,442

		$80,535,129

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,215,147

Pharmaceuticals - 2.5%
Amgen, Inc., 2.3%, 2016	$3,570,000	$3,721,086
AstraZeneca PLC, 5.4%, 2012	1,210,000	1,217,214
Celgene Corp., 2.45%, 2015	5,312,000	5,487,583
Roche Holding, Inc., 5%, 2014 (n)	5,213,000	5,558,205
Sanofi, 1.2%, 2014	650,000	660,192
Sanofi, FRN, 0.771%, 2014	5,000,000	5,026,535
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,432,419
Teva Pharmaceutical Finance III, FRN, 1.366%, 2013	3,680,000	3,707,751
Wyeth, 5.5%, 2014	3,400,000	3,654,439

		$30,465,424
Printing & Publishing - 0.5%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,242,961
Pearson PLC, 5.5%, 2013 (n)	780,000	805,875

		$6,048,836
Real Estate - 0.8%
ERP Operating, REIT, 5.125%, 2016	$2,738,000	$3,030,284
HCP, Inc., REIT, 2.7%, 2014	2,750,000	2,801,909
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,062,358
WEA Finance LLC, REIT, 5.4%, 2012 (n)	3,500,000	3,526,009

		$10,420,560
Retailers - 1.6%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,263,996
Home Depot, Inc., 5.25%, 2013	3,470,000	3,697,618
Staples, Inc., 9.75%, 2014	3,350,000	3,732,051
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	2,997,579
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	2,996,988

		$19,688,232
Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,171,783
Airgas, Inc., 4.5%, 2014	5,480,000	5,866,439
Ecolab, Inc., 2.375%, 2014	2,570,000	2,667,038

		$9,705,260
Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,236,145

Supermarkets - 1.4%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,394,423
Kroger Co., 5%, 2013	2,453,000	2,522,658
Safeway, Inc., 5.8%, 2012	3,644,000	3,650,304
Safeway, Inc., 6.25%, 2014	2,450,000	2,618,053
Tesco PLC, 2%, 2014 (n)	3,510,000	3,556,725
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,973,929

		$16,716,092
Supranational - 1.5%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,527,451
European Investment Bank, 1.25%, 2013	6,470,000	6,534,700

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - continued
European Investment Bank, 3%, 2014	$3,730,000	$3,881,625
Inter-American Development Bank, 3%, 2014	3,980,000	4,158,543

		$19,102,319
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,613,319
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,794,883
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,788,493
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,923,324
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,319,056

		$13,439,075
Tobacco - 1.1%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,019,013
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,711,709
B.A.T. International Finance PLC, 1.4%, 2015 (n)	2,820,000	2,837,258
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,744,167

		$13,312,147
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,516,421
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,919,648
ERAC USA Finance Co., 2.75%, 2017 (n)	2,408,000	2,466,127

		$8,902,196
U.S. Government Agencies and Equivalents - 0.5%
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$1,250,000	$1,249,525
Small Business Administration, 5.1%, 2016	668,375	700,411
Small Business Administration, 5.46%, 2016	711,879	747,195
Small Business Administration, 5.68%, 2016	601,529	635,028
Small Business Administration, 5.94%, 2016	319,387	339,470
Small Business Administration, 5.37%, 2016	413,727	436,483
U.S. Central Federal Credit Union, 1.9%, 2012 (f)	2,590,000	2,599,744

		$6,707,856
Utilities - Electric Power - 4.8%
DTE Energy Co., FRN, 1.167%, 2013	$1,880,000	$1,884,706
Duke Energy Corp., 5.65%, 2013	4,010,000	4,180,349
Duke Energy Corp., 6.3%, 2014	2,000,000	2,160,928
Duke Energy Corp., 3.35%, 2015	960,000	1,015,445
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	3,967,775
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,046,201
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,302,115
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,646,105
Georgia Power Co., 6%, 2013	1,120,000	1,193,857
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,065,386
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	2,600,000	2,620,709
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,457,179
Northeast Utilities, FRN, 1.218%, 2013	3,500,000	3,517,857
PG&E Corp., 5.75%, 2014	3,100,000	3,341,447
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,810,000	3,972,081
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,160,902
PSEG Power LLC, 2.75%, 2016	2,570,000	2,640,950
Southern Co., 4.15%, 2014	2,260,000	2,386,772
Southern Co., 2.375%, 2015	6,530,000	6,786,407

		$59,347,171
Total Bonds		$1,172,489,760

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 6.1%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	75,336,756	$75,336,756
Total Investments		$1,247,826,516

Other Assets, Less Liabilities - (0.8)%		(10,224,670)
Net Assets - 100.0%		$1,237,601,846

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $387,652,854, representing 31.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019	5/11/11	$357,368	$335,653
Bayview Commercial Asset Trust, FRN, 0.556%, 2035	6/09/05	1,179,332	836,596
Bayview Commercial Asset Trust, FRN, 0.516%, 2036	2/23/06	990,264	662,745
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06	390,038	117,613
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	939,049	605,556
Chesapeake Funding LLC, “A”, FRN, 0.996%, 2023	5/10/12	5,970,000	5,978,179
Commercial Mortgage Asset Trust, FRN, 0.721%, 2032	8/25/03	124,937	113,414
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018	11/23/11	1,396,002	1,404,949
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	1,214,866	1,221,940
Gramercy Real Estate Ltd., CDO, FRN, 0.771%, 2035	6/21/05-1/18/07	1,268,178	1,141,315
Korea Gas Corp., 2.25%, 2017	7/18/12	2,736,628	2,724,747
Morgan Stanley Capital I, Inc., FRN, 1.097%, 2031	6/10/03	28,327	10,114
Smart Trust, “A2B”, FRN, 0.799%, 2014	3/07/12	3,304,000	3,316,789
Total Restricted Securities			$18,469,610
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/12

Futures Contracts Outstanding at 7/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	351	$43,798,219	September - 2012	$(362,695)

At July 31, 2012, the fund had liquid securities with an aggregate value of $291,090 to cover any commitments for certain derivative contracts.

12

Supplemental Information

7/31/12 (Unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,707,856	$—	$6,707,856
Non-U.S. Sovereign Debt	—	157,626,444	—	157,626,444
Corporate Bonds	—	543,627,276	—	543,627,276
Residential Mortgage-Backed Securities	—	51,934,139	—	51,934,139
Commercial Mortgage-Backed Securities	—	11,932,526	—	11,932,526
Asset-Backed Securities (including CDOs)	—	40,311,807	—	40,311,807
Foreign Bonds	—	360,349,712	—	360,349,712
Mutual Funds	75,336,756	—	—	75,336,756
Total Investments	$75,336,756	$1,172,489,760	$—	$1,247,826,516

Other Financial Instruments
Futures Contracts	$(362,695)	$—	$—	$(362,695)

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,239,563,201
Gross unrealized appreciation	$26,335,322
Gross unrealized depreciation	(18,072,007)
Net unrealized appreciation (depreciation)	$8,263,315

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	66,878,364	81,461,477	(73,003,085)	75,336,756

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,624	$75,336,756

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2012, are as follows:

United States	57.8%
United Kingdom	7.9%
France	4.5%
Netherlands	3.1%
Australia	2.9%
Canada	2.9%
Sweden	2.2%
Japan	2.0%
Spain	1.9%
Other Countries	14.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

QUARTERLY REPORT

July 31, 2012

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 94.9%
Airport Revenue - 1.8%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,407,464
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,079,630
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	842,618
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	486,880
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,528,590
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,139,270
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,066,190
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,220,120
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,157,180
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,591,770
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,612,185
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,049,010
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,420,557
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,190,050

		$17,791,514
General Obligations - General Purpose - 10.3%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,618,335
Chandler, AZ, 5%, 2022	1,000,000	1,180,510
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,798,750
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,118,950
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,706,150
Commonwealth of Massachusetts, “A”, FRN, 0.53%, 2013	3,000,000	3,001,260
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,191,040
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	3,198,388
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	2,047,070
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,273,580
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,233,580
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,775,806
Henry County, GA, 5%, 2014	1,080,000	1,176,660
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,168,252
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, “A”, 4%, 2017	4,000,000	4,623,560
New York, NY, “F”, 5%, 2013	4,000,000	4,190,240
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	982,101
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	752,531
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,048,210
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	803,876
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,338,183
State of California, 5%, 2017	7,000,000	8,202,180
State of Hawaii, “EA”, 5%, 2022	2,500,000	3,147,375
State of Illinois, AGM, 5%, 2015	2,000,000	2,174,580
State of Illinois, AGM, 5%, 2016	2,750,000	3,071,778
State of Illinois, 5%, 2017	6,000,000	6,857,640
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,492,601
State of Maryland, “C”, 4%, 2015	1,000,000	1,114,890
State of Minnesota, “H”, 5%, 2016	3,000,000	3,556,500
State of Minnesota, “H”, 5%, 2017	2,600,000	3,165,682
State of Utah, “C”, 5%, 2015	3,000,000	3,399,930
State of Washington, “A”, AGM, 5%, 2019	9,025,000	10,222,527
Tarrant County, TX, 5%, 2018	2,770,000	3,374,469
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,551,075

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Yakima County, WA, “A”, AGM, 4%, 2017	$2,300,000	$2,649,347

		$101,207,606
General Obligations - Improvement - 3.1%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,564,348
Durham County, NC, 5%, 2019	1,000,000	1,244,000
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,193,240
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,236,440
New Orleans, LA, 5%, 2019	4,000,000	4,736,200
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,044,200
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,116,210
Seattle, WA, 5%, 2016	3,780,000	4,388,769
State of North Carolina, “A”, 5%, 2017	3,500,000	4,190,830
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,547,633

		$30,261,870
General Obligations - Schools - 4.0%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$781,820
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,972,275
Clark County, NV, School District, 5%, 2017	2,845,000	3,345,692
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,175,460
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,782,175
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	973,072
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,067,814
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,261,770
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,192,970
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,149,460
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,096,202
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,147,630
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,187,600
Reading, PA, School District, “A”, 5%, 2019	6,230,000	7,192,410
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,467,295
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	570,000
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,068,933
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,098,570
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,611,375
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	732,578
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,226,210

		$39,101,311
Healthcare Revenue - Hospitals - 11.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	$1,000,000	$1,068,820
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A-1”, FRN, 1.032%, 2021	2,500,000	2,387,525
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.2%, 2038	2,500,000	2,500,300
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,125,660
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,172,520
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,398,413
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,232,711
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,637,650
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,232,650
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	636,553
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,243,660
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,606,845
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	1,500,000	1,753,020
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,071,410

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 3%, 2013	$300,000	$301,932
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2014	350,000	361,620
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	524,865
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,692,270
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,453,046
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,589,175
Illinois Development Finance Authority Rev. (Provena Health), “A”, NATL, 5.75%, 2014	1,500,000	1,505,445
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,273,888
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,984,546
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	531,800
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	535,620
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,421,678
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,963,253
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,455,340
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,165,370
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,256,220
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 2018	515,000	558,646
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 2019	525,000	534,854
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2020	1,690,000	1,925,941
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,160,240
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,571,691
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,144,360
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,088,860
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	6,230,000	6,860,538
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,109,940
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	518,450
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	1,225,000	1,383,797
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,059,760
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	771,330
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	295,000	300,475
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,099,630
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,085,300
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,151,990
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	2,000,000	2,215,440
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,137,530
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,742,520
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, 3.5%, 2013	3,365,000	3,472,108
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, ETM, 3.5%, 2013 (c)	10,000	10,333
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	689,626
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	692,645
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	522,520
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	932,936
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	327,897
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,034,970
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	500,000	579,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	567,250
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,869,400
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,335,000	1,576,061
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,151,940
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 2042 (b)	1,000,000	1,185,530
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,930,600
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	666,891
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,186,482

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	$1,500,000	$1,671,345

		$110,572,631
Healthcare Revenue - Long Term Care - 0.5%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,087,200
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,979,778
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	556,480
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	936,360

		$4,559,818
Human Services - 0.4%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,863,587
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,617,330

		$3,480,917
Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,095,990

Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$155,663
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,511,068
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	2,034,720
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,770,545
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,150,000	1,344,408
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,008,450
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,047,530
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,077,480
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,019,900

		$12,969,764
Industrial Revenue - Other - 1.0%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	$265,000	$276,671
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	1,325,000	1,541,293
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	3,280,000	3,468,141
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,781,040

		$10,067,145
Industrial Revenue - Paper - 0.2%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,043,950
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	787,673

		$1,831,623
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,180,178

Miscellaneous Revenue - Other - 1.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,087,550
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,522,680
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,588,800
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,651,125
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	800,000	796,568
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,411,480
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,120,526
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,276,360

		$15,455,089

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 0.9%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,881,110
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,980,028
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,038,700
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,008,910

		$8,908,748
Port Revenue - 0.6%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	$1,000,000	$1,001,570
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,023,400
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,413,234

		$5,438,204
Sales & Excise Tax Revenue - 0.7%
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,231,000
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,776,555

		$7,007,555
Single Family Housing - State - 2.0%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$1,435,000	$1,454,502
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,300,000	2,356,442
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	2,515,000	2,534,391
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,110,000	3,144,117
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,679,108
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	220,000	234,995
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,066,420
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	237,105
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	305,756
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,011,440
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,097,185
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,773,100

		$19,894,561
Solid Waste Revenue - 0.2%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$505,165
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	776,543
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	301,908

		$1,583,616
State & Agency - Other - 1.2%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$6,140,450
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,655,000
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 2015	1,665,000	1,814,650
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,003,710

		$11,613,810
State & Local Agencies - 5.3%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,049,317
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,135,360
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,847,802
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,243,240
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,007,480
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,072,610
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,080,760
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	6,025,574
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,108,606

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	$2,200,000	$2,203,938
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,043,640
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,030,119
Hampton, VA, Museum Rev., 5%, 2014	760,000	795,028
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,081,400
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,409,000
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,042,950
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	733,759
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,650,625
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	617,930
Puerto Rico Infrastructure Financing Authority Rev. (Ports Authority Project), “C”, 3%, 2026 (b)	4,000,000	4,027,640
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,551,503
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,618,375
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,463,525
Virginia Public School Authority, 5%, 2013	1,000,000	1,033,560
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,224,340
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	85,390
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	221,418
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,271,876
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,051,784

		$51,728,549
Student Loan Revenue - 2.9%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$5,000,000	$5,615,600
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,227,084
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,887,828
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,022,220
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,365,140
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,693,440
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,251,160
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,909,800

		$28,972,272
Tax - Other - 2.7%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,879,500
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	859,460
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,596,560
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	3,118,397
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 1.75%, 2018	10,000,000	10,336,100
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	945,000	1,043,375
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	55,000	60,699
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,725,400

		$26,619,491
Tax Assessment - 1.4%
Colorado Housing & Finance Authority Rev. (Colorado Employment Compensation), “A”, 5%, 2014	$4,000,000	$4,325,120
Illinois Department of Employment Security, Unemployment Insurance and Fund Building Receipts Rev., “C”, 1.5%, 2021	2,500,000	2,510,325
Irvine, CA, Improvement Bond Act 1915, 2%, 2013	1,000,000	1,015,050
Irvine, CA, Improvement Bond Act 1915, 3%, 2014	500,000	519,275
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2022	5,000,000	5,754,800

		$14,124,570
Tobacco - 2.6%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,088,410
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,763,613

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,775,000	$1,484,859
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	8,031,446
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,539,176
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,835,000	3,638,993
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5%, 2022	6,000,000	7,080,000

		$25,626,497
Toll Roads - 0.9%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,147,000
Triborough Bridge & Tunnel Authority Rev., NY, “A-1”, 4%, 2038 (b)	3,000,000	3,032,430
Triborough Bridge & Tunnel Authority Rev., NY, “B”, 5.25%, 2016	5,000,000	5,072,200

		$9,251,630
Transportation - Special Tax - 2.3%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,136,580
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,708,702
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,650,640
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,373,620
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,547,969
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	3,032,750
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,452,140
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,650,348

		$22,552,749
Universities - Colleges - 13.0%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$815,000	$909,874
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	533,302
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,176,650
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,470,425
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 0.95%, 2015	1,810,000	1,817,439
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,549,831
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	594,550
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	650,000	740,045
Central Michigan University Rev., 5%, 2017	1,760,000	2,054,307
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,028,650
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,440,194
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,037,674
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,157,536
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	671,539
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,216,793
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,505,556
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	600,000	693,438
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	6,010,800
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	809,213
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	511,092
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	600,000	648,930
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,323,301
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	543,480
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,995,964
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,058,490
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,100,060
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,083,300
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	644,317
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,188,050
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,156,130

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Indiana University Rev., “A”, 5%, 2020	$1,000,000	$1,253,370
Indiana University Rev., “A”, 5%, 2021	1,000,000	1,273,190
Indiana University Rev., “A”, 5%, 2022	1,000,000	1,284,960
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	607,684
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	948,014
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	827,681
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,630,894
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,184,448
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,348,820
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,757,774
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,780,315
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	95,000	99,400
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,721,397
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,869,809
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,235,110
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,845,000	2,096,658
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,094,214
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,251,465
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,026,820
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,312,081
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,528,469
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,055,230
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,007,730
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	492,866
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,039,671
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,087,040
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 2036 (b)	5,000,000	5,045,950
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	200,000	228,778
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	289,033
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,523,775
Oregon Health & Science University Rev., “A”, 5%, 2018	785,000	930,570
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, 5.25%, 2017	1,000,000	1,160,890
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	427,296
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	420,662
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	942,454
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 2014	1,000,000	1,036,660
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Inter American University of Puerto Rico Project), 4%, 2014	1,000,000	1,058,440
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 2%, 2013	250,000	251,893
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2015	410,000	425,174
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2016	400,000	416,052
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2018	620,000	631,185
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2020	500,000	522,295
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,392,450
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,024,550
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,128,570
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	541,935
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,388,420
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2022	2,000,000	2,362,940
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,330,630
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,158,590
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,569,075
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,100,040

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	$2,000,000	$2,179,400
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,145,990
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,198,444
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,509,093
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,095,930

		$127,923,204
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,066,650
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	934,841
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,146,393

		$3,147,884
Universities - Secondary Schools - 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2%, 2013	$110,000	$110,860
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 2017	175,000	175,735
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 2022	1,460,000	1,431,939

		$1,718,534
Utilities - Investor Owned - 6.4%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,230,260
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,311,761
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	511,965
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,016,000
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	2,000,000	2,013,020
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,600,900
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,512,475
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,189,080
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,018,110
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,492,760
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	5,000,000	5,060,850
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,047,030
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,916,549
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,105,950
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,068,820
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,035,480
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,007,990
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,052,760
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,288,140
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,062,010
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	265,478
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,227,860
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,004,680
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,096,040
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	2,014,620
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,020,680
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	1,012,970
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,079,960
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,113,468
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,563,300
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,270,357
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,513,260
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,134,850
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,375,465

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	$3,000,000	$3,190,140
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,047,090

		$63,472,128
Utilities - Municipal Owned - 5.5%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2017	$1,260,000	$1,460,970
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	3,510,000	4,278,690
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,517,140
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,352,245
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	290,889
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,836,132
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,595,774
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,087,920
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,569,645
Lakeland, FL, Energy System Rev., FRN, 0.9%, 2012	2,000,000	2,001,040
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,247,540
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,706,426
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,650,495
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	9,504,225
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,015,880
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,060,410
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	347,215
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	163,442
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,000,000
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,030,940
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,406,382
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	859,860
Puerto Rico Electric Power Authority Power Rev., “B”, 5%, 2016	5,000,000	5,563,500
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,149,473
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,822,440

		$54,518,673
Utilities - Other - 1.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$206,028
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,295,637
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,133,731
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,749,158
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	308,807
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,546,884
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	416,972
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	930,000	1,012,593
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,917,184
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,228,240
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,124,850
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,500,000

		$15,440,084
Water & Sewer Utility Revenue - 8.6%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,310,314
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,873,605
Clairton, PA, Municipal Authority, “B”, 2%, 2013	425,000	428,846
Clairton, PA, Municipal Authority, “B”, 2%, 2014	435,000	439,655
Clairton, PA, Municipal Authority, “B”, 4%, 2015	375,000	402,154
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	2,204,400

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	$1,000,000	$1,111,540
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,237,690
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, AGM, 5%, 2016	2,500,000	2,808,850
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,637,339
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,614,804
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,520,460
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,326,250
Los Angeles, CA, Wastewater System Rev., “A”, NATL, 5.25%, 2019	3,185,000	3,309,247
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,068,860
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	1,936,243
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	11,456,272
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,081,010
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,185,020
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,298,953
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,607,582
New York Environmental Facilities Corp. Rev., “I”, 5%, 2013	1,000,000	1,041,720
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2017	775,000	860,692
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2018	2,250,000	2,509,448
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2019	3,580,000	4,222,109
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	561,789
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,548,540
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,507,309
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,644,640
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	6,070,250
Sebring, FL, Water & Wastewater, ETM, FGIC, 5.25%, 2013 (c)	690,000	704,138
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 2037 (b)	4,000,000	4,436,240
Utah Water Finance Agency Rev., “A”, 5%, 2012	210,000	211,428
Utah Water Finance Agency Rev., “A”, ETM, 5%, 2012 (c)	290,000	292,230
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,381,821
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,023,230

		$84,874,678
Total Municipal Bonds		$933,992,893

Floating Rate Demand Notes - 0.8%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.14%, due 8/01/12	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.14%, due 8/01/12	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.14%, due 8/01/12	1,600,000	1,600,000
Total Floating Rate Demand Notes		$7,700,000

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	36,404,343	$36,404,343
Total Investments		$978,097,236

Other Assets, Less Liabilities - 0.6%		6,285,918
Net Assets - 100.0%		$984,383,154

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

11

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$933,992,893	$—	$933,992,893
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	36,404,343	—	—	36,404,343
Total Investments	$36,404,343	$941,692,893	$—	$978,097,236

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$932,727,871
Gross unrealized appreciation	$45,722,640
Gross unrealized depreciation	(353,275)
Net unrealized appreciation (depreciation)	$45,369,365

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,131,623	77,693,950	(84,421,230)	36,404,343

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,840	$36,404,343

14

QUARTERLY REPORT

July 31, 2012

MFS® RESEARCH BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.0%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$6,000,000	$6,742,500

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.817%, 2013	$9,127,034	$8,898,858

Apparel Manufacturers - 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$5,950,000	$6,626,813

Asset-Backed & Securitized - 10.2%
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019 (z)	$7,787,065	$6,774,747
Anthracite Ltd., “BFL”, CDO, FRN, 1.247%, 2037 (z)	5,019,000	4,993,905
Anthracite Ltd., “CFL”, CDO, FRN, 1.497%, 2037 (z)	1,122,780	999,274
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,448,343	272,417
Anthracite Ltd., CDO, FRN, 1.097%, 2037 (z)	9,178,646	8,719,714
ARCap REIT, Inc., CDO, “F”, FRN, 5.997%, 2045 (a)(d)(z)	3,163,043	981
ARCap REIT, Inc., CDO, “G”, FRN, 6.036%, 2045 (a)(d)(z)	1,773,337	177
ARI Fleet Lease Trust, “A”, FRN, 0.799%, 2020 (n)	7,367,384	7,367,384
Bayview Commercial Asset Trust, FRN, 0.556%, 2035 (z)	603,330	427,991
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	19,508,667	80,467
Bayview Commercial Asset Trust, FRN, 0.516%, 2036 (z)	468,507	313,554
Bayview Commercial Asset Trust, FRN, 2.817%, 2036 (i)(z)	14,444,355	221,711
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	14,493,424	330,385
Bayview Commercial Asset Trust, FRN, 3.92%, 2036 (i)(z)	24,230,744	858,924
Bayview Commercial Asset Trust, FRN, 3.818%, 2036 (i)(z)	11,880,243	496,727
Bayview Commercial Asset Trust, FRN, 4.07%, 2037 (i)(z)	26,500,400	1,374,348
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2013 (i)(z)	10,053,756	181,924
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,385,520
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,810,694	1,815,039
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	3,336,355	2,151,484
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	5,938,337	5,990,594
Capital Trust Realty Ltd., CDO, 5.26%, 2035 (z)	7,074,200	7,144,942
Chesapeake Funding LLC, “A”, FRN, 0.993%, 2023 (z)	8,280,000	8,291,344
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	28,251,642	31,689,839
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.219%, 2044	400,000	436,038
Commercial Mortgage Asset Trust, FRN, 0.721%, 2032 (i)(z)	13,267,238	99,385
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	823,026	610,492
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	3,714,000	3,735,214
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,446,732
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,342,579
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	1,189,221	1,068,511
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.181%, 2037 (d)(q)	1,842,500	645,074
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.007%, 2037	2,255,644	949,013
Crest G-Star, CDO, 6.95%, 2032 (z)	7,500,000	7,462,500
Crest Ltd., “A1” CDO, FRN, 0.941%, 2018 (z)	3,774,022	3,396,620
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	1,158,535	1,089,023
Crest Ltd., “B”, CDO, FRN, 1.797%, 2035 (z)	1,029,659	1,024,511
CWCapital Cobalt Ltd., “A4”, FRN, 5.811%, 2046	7,960,070	9,041,605
CWCapital LLC, 5.223%, 2048	6,335,000	7,074,066
DLJ Commercial Mortgage Corp., FRN, 7.95%, 2033	773,430	774,190
Falcon Franchise Loan LLC, FRN, 5.312%, 2023 (i)(z)	155,652	14,662
Falcon Franchise Loan LLC, FRN, 5.808%, 2025 (i)(z)	2,547,823	400,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
First Union National Bank Commercial Mortgage, FRN, 1.566%, 2043 (i)(z)	$1,679,173	$2,525
First Union-Lehman Brothers Bank of America, FRN, 0.445%, 2035 (i)	5,103,014	69,937
GE Capital Commercial Mortgage Corp., “A4”, 5.543%, 2049	3,400,691	3,762,052
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	2,180,609	2,181,936
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	6,794,787	6,803,429
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,043,315	1,610,130
Gramercy Real Estate Ltd., CDO, FRN, 0.771%, 2035 (z)	683,654	615,288
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,132,758
IMPAC CMB Trust, FRN, 0.986%, 2034	189,117	171,883
IMPAC CMB Trust, FRN, 1.166%, 2034	94,559	72,031
IMPAC Secured Assets Corp., FRN, 0.596%, 2036	734,384	697,739
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,222,059
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.815%, 2049	15,661,513	16,744,538
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.977%, 2051	21,360,633	22,726,624
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.815%, 2049	20,920,833	23,382,838
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.438%, 2042 (n)	4,180,000	895,356
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.919%, 2049	2,662,741	3,077,346
KKR Financial CLO Ltd., “A1”, FRN, 0.718%, 2017 (z)	2,031,749	1,991,774
KKR Financial CLO Ltd., “C”, FRN, 1.884%, 2021 (n)	7,811,290	6,249,032
LB Commercial Conduit Mortgage Trust, FRN, 1.414%, 2035 (i)	2,128,895	90,303
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	5,198,000	5,172,010
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,422,498	516,530
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.846%, 2050	8,250,000	8,538,890
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.739%, 2050	22,016,127	23,972,832
Morgan Stanley Capital I, Inc., FRN, 1.097%, 2031 (i)(z)	1,101,282	6,983
Nationslink Funding Corp., FRN, 1.348%, 2030 (i)	734,658	8,377
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	604,028
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,147,009	533,229
Preferred Term Securities XIX Ltd., CDO, FRN, 0.818%, 2035 (z)	7,792,816	4,539,315
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	1,140,333	1,144,733
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	5,289,867
Salomon Brothers Mortgage Securities, Inc., FRN, 7.159%, 2032 (z)	3,169,071	3,262,622
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	6,373,000	6,393,744
Smart Trust, “A2B”, FRN, 0.799%, 2014 (z)	10,638,000	10,679,177
Thornburg Mortgage Securities Trust, FRN, 0.926%, 2043	29,517	29,175
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.9%, 2051	2,118,681	2,235,372
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.9%, 2051	21,365,746	24,271,979

		$336,192,056
Automotive - 1.1%
Ford Motor Credit Co. LLC, 3.984%, 2016 (n)	$3,677,000	$3,794,892
Ford Motor Credit Co. LLC, 8%, 2016	3,365,000	3,977,299
Ford Motor Credit Co. LLC, 5%, 2018	3,303,000	3,520,526
Harley-Davidson Financial Services, 3.875%, 2016 (n)	9,522,000	10,108,536
Lear Corp., 8.125%, 2020	5,346,000	6,020,933
Volkswagen International Finance N.V., 2.375%, 2017 (n)	7,760,000	8,014,606

		$35,436,792
Banks & Diversified Financials (Covered Bonds) - 0.2%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$5,800,000	$5,834,423

Biotechnology - 0.3%
Life Technologies Corp., 5%, 2021	$7,521,000	$8,576,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.8%
Discovery Communications, Inc., 4.95%, 2042	$5,225,000	$5,792,054
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	9,641,134
News America, Inc., 8.5%, 2025	120,000	162,322
SIRIUS XM Radio, Inc., 13%, 2013 (n)	5,245,000	5,821,950
Vivendi S.A., 4.75%, 2022 (n)	6,166,000	6,076,593

		$27,494,053
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.375%, 2022	$2,539,000	$2,656,916
E*TRADE Financial Corp., 12.5%, 2017	7,051,000	8,073,395
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	6,412,771

		$17,143,082
Building - 0.3%
Owens Corning, Inc., 6.5%, 2016	$8,981,000	$10,035,800

Cable TV - 1.8%
CCO Holdings LLC, 7.875%, 2018	$6,410,000	$6,994,913
Cox Communications, Inc., 4.625%, 2013	600,000	620,110
CSC Holdings LLC, 8.5%, 2014	5,500,000	6,063,750
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	7,140,815
DIRECTV Holdings LLC, 3.8%, 2022	10,588,000	11,190,923
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,886,000	3,210,675
Time Warner Cable, Inc., 4.125%, 2021	3,072,000	3,386,392
Time Warner Cable, Inc., 4%, 2021	2,720,000	2,996,042
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	7,300,792
Videotron Ltee, 5%, 2022	4,940,000	5,162,300
Virgin Media Finance PLC, 9.5%, 2016	2,379,000	2,661,506
Virgin Media Finance PLC, 5.25%, 2022	2,315,000	2,396,025

		$59,124,243
Chemicals - 0.8%
Ashland, Inc., 9.125%, 2017	$7,820,000	$8,699,750
Dow Chemical Co., 8.55%, 2019	7,900,000	10,728,990
LyondellBasell Industries N.V., 6%, 2021	290,000	333,500
LyondellBasell Industries N.V., 5.75%, 2024	6,990,000	7,916,175

		$27,678,415
Consumer Products - 0.3%
Mattel, Inc., 5.45%, 2041	$3,828,000	$4,465,883
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,721,830

		$10,187,713
Consumer Services - 0.4%
eBay, Inc., 2.6%, 2022	$7,232,000	$7,375,497
Experian Finance PLC, 2.375%, 2017 (n)	5,923,000	5,987,809

		$13,363,306
Containers - 0.2%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,401,100

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,188,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$6,066,000	$6,180,738

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$3,194,000	$3,886,181
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,389,408

		$5,275,589
Emerging Market Quasi-Sovereign - 0.9%
CEZ A.S., 4.25%, 2022 (n)	$4,813,000	$5,043,061
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	6,736,000	7,416,336
Gaz Capital S.A., 4.95%, 2022 (z)	241,000	250,399
Petrobras International Finance Co., 5.375%, 2021	5,927,000	6,630,428
Petroleos Mexicanos, 4.875%, 2022 (n)	2,900,000	3,269,750
Petroleos Mexicanos, 6.5%, 2041 (n)	5,234,000	6,621,010

		$29,230,984
Energy - Independent - 1.9%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,924,022
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	5,142,354
Apache Corp., 4.75%, 2043	4,733,000	5,593,450
Encana Corp., 5.15%, 2041	6,870,000	7,189,984
EQT Corp., 4.875%, 2021	2,296,000	2,433,925
Nexen, Inc., 7.5%, 2039	5,818,000	8,136,013
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,698,162
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,446,445
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,484,086
Southwestern Energy Co., 4.1%, 2022 (n)	4,484,000	4,685,605

		$61,734,046
Energy - Integrated - 0.5%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,314,867
Total Capital International S.A., 1.55%, 2017	8,593,000	8,736,984

		$16,051,851
Financial Institutions - 1.1%
CIT Group, Inc., 5.25%, 2018	$300,000	$317,625
CIT Group, Inc., 5.5%, 2019 (n)	7,342,000	7,745,810
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,723,690
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,482,388
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,660,800
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)	695,000	740,175
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	1,775,000	1,899,250
SLM Corp., 6.25%, 2016	3,318,000	3,517,080
SLM Corp., 6%, 2017	2,065,000	2,163,088

		$36,249,906
Food & Beverages - 2.1%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$13,063,611
Anheuser-Busch InBev S.A., 2.5%, 2022	6,039,000	6,156,640
Campbell Soup Co., 3.8%, 2042	4,096,000	4,162,376
Kraft Foods Group, Inc., 5.375%, 2020 (n)	1,212,000	1,463,359
Kraft Foods Group, Inc., 6.5%, 2040 (n)	2,815,000	3,752,919
Kraft Foods Group, Inc., 5%, 2042 (z)	5,648,000	6,370,532
Kraft Foods, Inc., 6.125%, 2018	2,538,000	3,108,761
Kraft Foods, Inc., 5.375%, 2020	1,104,000	1,330,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Molson Coors Brewing Co., 5%, 2042	$5,422,000	$6,434,027
Pernod-Ricard S.A., 4.25%, 2022 (n)	9,035,000	9,686,460
Tyson Foods, Inc., 6.85%, 2016	8,949,000	10,112,370
Tyson Foods, Inc., 4.5%, 2022	4,645,000	4,691,450

		$70,332,922
Forest & Paper Products - 0.3%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$7,582,000	$8,938,791

Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 6%, 2016	$93,000	$103,972
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,620,494
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,811,279

		$9,535,745
Healthcare Revenue - Hospitals - 0.2%
Kaiser Foundation Hospitals, 3.5%, 2022	$7,059,000	$7,456,189

Insurance - 1.4%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,113,533
American International Group, Inc., 3.8%, 2017	6,986,000	7,260,724
American International Group, Inc., 6.4%, 2020	8,214,000	9,609,945
MetLife, Inc., 5.375%, 2012	300,000	305,459
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	6,580,000	6,782,671
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,760,691
Unum Group, 7.125%, 2016	2,220,000	2,585,108
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,780,289

		$47,198,420
Insurance - Health - 0.7%
CIGNA Corp., 4%, 2022	$9,845,000	$10,621,190
Humana, Inc., 7.2%, 2018	9,203,000	11,131,599

		$21,752,789
Insurance - Property & Casualty - 1.8%
Allied World Assurance, 5.5%, 2020	$3,670,000	$3,950,080
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,686,413
CNA Financial Corp., 5.875%, 2020	6,990,000	7,991,136
Liberty Mutual Group, Inc., 6.5%, 2042 (z)	4,114,000	4,415,289
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,990,000	8,960,737
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,301,369
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	6,698,869
XL Group PLC, 6.5% to 2017, FRN to 2049	7,039,000	6,106,333
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,477,150
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,556,620

		$58,143,996
International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,875,000	$3,009,665
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,837,965
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,148,344
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,144,511
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,266,385

		$27,406,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.6%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,825,324
State of California (Build America Bonds), 7.6%, 2040	6,530,000	8,829,540
State of Illinois (Build America Bonds), 6.63%, 2035	6,805,000	7,656,646

		$18,311,510
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017	$6,095,000	$7,146,388

Major Banks - 4.7%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$8,264,725
Bank of America Corp., 6.5%, 2016	1,460,000	1,648,254
Bank of America Corp., 5.65%, 2018	19,525,000	21,555,463
Bank of America Corp., 5.625%, 2020	2,505,000	2,785,813
Bank of America Corp., 5.875%, 2021	4,930,000	5,589,042
Bank of America Corp., 5%, 2021	4,805,000	5,179,593
Bank of America Corp., 5.875%, 2042	5,303,000	6,087,043
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,781,589
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,974,064
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,608,954
HSBC Holdings PLC, 4%, 2022	7,694,000	8,234,711
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,813,071
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,417,110
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,590,567
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,766,838
Macquarie Bank Ltd., 5%, 2017 (n)	7,564,000	7,838,535
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,082,784
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,157,827
Morgan Stanley, 5.75%, 2016	7,752,000	8,144,313
Morgan Stanley, 5.5%, 2020	4,790,000	4,808,312
Morgan Stanley, 5.5%, 2021	4,884,000	4,935,682
PNC Funding Corp., 5.625%, 2017	8,496,000	9,638,551
Wachovia Corp., 6.605%, 2025	2,393,000	2,918,438
Wells Fargo & Co., 3.5%, 2022	4,468,000	4,764,447

		$154,585,726
Medical & Health Technology & Services - 0.8%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$6,827,000	$7,004,331
Aristotle Holding, Inc., 3.9%, 2022 (n)	10,049,000	10,802,595
HCA, Inc., 7.875%, 2020	6,430,000	7,233,750

		$25,040,676
Metals & Mining - 1.1%
AngloGold Ashanti Holdings PLC, 5.125%, 2022	$7,391,000	$7,585,790
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	10,030,000	10,125,415
Southern Copper Corp., 6.75%, 2040	5,181,000	5,981,656
Teck Resources Ltd., 10.75%, 2019	2,595,000	3,139,950
Vale Overseas Ltd., 4.375%, 2022	10,450,000	10,922,633

		$37,755,444
Mortgage-Backed - 25.6%
Fannie Mae, 4.86%, 2012 - 2014	$3,396,881	$3,506,866
Fannie Mae, 4.518%, 2013	767,880	772,782
Fannie Mae, 4.553%, 2013	2,065,509	2,085,028
Fannie Mae, 4.845%, 2013	2,434,677	2,473,911
Fannie Mae, 5.37%, 2013	1,020,984	1,020,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.607%, 2014	$1,333,960	$1,391,623
Fannie Mae, 4.62%, 2014 - 2015	4,170,938	4,480,380
Fannie Mae, 4.77%, 2014	1,694,930	1,790,835
Fannie Mae, 4.842%, 2014	3,812,166	4,033,568
Fannie Mae, 5.05%, 2014	1,169,450	1,252,639
Fannie Mae, 5.412%, 2014	2,433,038	2,611,225
Fannie Mae, 4.53%, 2015	1,138,852	1,232,067
Fannie Mae, 4.56%, 2015	22,049	23,619
Fannie Mae, 4.6%, 2015	1,822,594	1,974,430
Fannie Mae, 4.665%, 2015	1,152,255	1,239,429
Fannie Mae, 4.7%, 2015	27,580	30,071
Fannie Mae, 4.78%, 2015	2,507,953	2,725,829
Fannie Mae, 4.815%, 2015	1,807,809	1,957,535
Fannie Mae, 4.85%, 2015	1,390,080	1,496,063
Fannie Mae, 4.87%, 2015	1,169,913	1,267,834
Fannie Mae, 4.89%, 2015	364,786	398,723
Fannie Mae, 4.894%, 2015	2,809,201	3,071,775
Fannie Mae, 4.94%, 2015	2,641,000	2,880,409
Fannie Mae, 5.09%, 2016	2,739,428	3,023,382
Fannie Mae, 5.152%, 2016	611,616	684,051
Fannie Mae, 5.35%, 2016	2,681,908	3,014,525
Fannie Mae, 5.395%, 2016	2,353,292	2,645,008
Fannie Mae, 5.424%, 2016	5,045,933	5,716,979
Fannie Mae, 5.5%, 2016 - 2038	110,731,405	121,784,653
Fannie Mae, 5.725%, 2016	2,110,669	2,413,123
Fannie Mae, 5.93%, 2016	1,222,128	1,378,026
Fannie Mae, 2.71%, 2017	1,528,729	1,626,127
Fannie Mae, 4.989%, 2017	4,354,736	4,686,477
Fannie Mae, 5.28%, 2017	2,628,155	2,965,556
Fannie Mae, 5.482%, 2017	1,226,239	1,414,494
Fannie Mae, 5.54%, 2017	1,459,562	1,651,871
Fannie Mae, 2.578%, 2018	11,000,000	11,656,601
Fannie Mae, 3.84%, 2018	1,429,152	1,581,439
Fannie Mae, 3.849%, 2018	3,757,732	4,178,186
Fannie Mae, 3.99%, 2018	2,450,000	2,730,205
Fannie Mae, 5%, 2018 - 2040	56,084,442	61,282,258
Fannie Mae, 2.43%, 2019	1,984,000	2,080,724
Fannie Mae, 5.18%, 2019	532,042	615,582
Fannie Mae, 4.88%, 2020	686,360	773,186
Fannie Mae, 5.19%, 2020	2,861,770	3,316,441
Fannie Mae, 4.5%, 2025	2,573,934	2,771,885
Fannie Mae, 3%, 2027	6,710,831	7,086,639
Fannie Mae, 6.5%, 2031 - 2033	457,100	527,781
Fannie Mae, 4.5%, 2034 - 2040	14,800,900	16,153,003
Fannie Mae, 6%, 2034 - 2038	33,147,104	36,885,176
Fannie Mae, 3.5%, 2041 - 2042	20,509,202	21,947,327
Fannie Mae, TBA, 3%, 2027	9,410,000	9,920,199
Fannie Mae, TBA, 3.5%, 2042	62,640,000	66,457,125
Freddie Mac, 1.655%, 2016	6,270,432	6,450,437
Freddie Mac, 3.882%, 2017	8,787,000	9,851,870
Freddie Mac, 5.5%, 2017 - 2038	19,905,977	21,924,156
Freddie Mac, 2.303%, 2018	2,159,711	2,262,565
Freddie Mac, 2.323%, 2018	5,437,000	5,690,772
Freddie Mac, 2.412%, 2018 (n)	4,630,000	4,873,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.154%, 2018	$3,479,000	$3,793,916
Freddie Mac, 5%, 2018 - 2040	19,600,482	21,402,028
Freddie Mac, 2.13%, 2019	14,841,000	15,382,652
Freddie Mac, 3.32%, 2020	2,879,056	3,139,939
Freddie Mac, 4.251%, 2020	4,741,000	5,411,202
Freddie Mac, 4%, 2025 - 2040	41,388,227	44,248,152
Freddie Mac, 4.5%, 2025 - 2041	4,914,903	5,292,941
Freddie Mac, 3.5%, 2026 - 2042	20,075,950	21,399,504
Freddie Mac, 6%, 2033 - 2038	8,012,886	8,926,753
Freddie Mac, TBA, 3%, 2027 - 2042	28,140,000	29,306,185
Ginnie Mae, 6%, 2034 - 2038	8,490,553	9,611,590
Ginnie Mae, 5.5%, 2038 - 2042	16,325,711	18,276,628
Ginnie Mae, 4.5%, 2039 - 2041	77,759,356	86,200,749
Ginnie Mae, 3.5%, 2040 - 2042	26,028,561	28,297,359
Ginnie Mae, 4%, 2040	18,118,276	19,995,923
Ginnie Mae, TBA, 3.5%, 2042	19,700,000	21,325,251

		$839,749,506
Municipals - 0.6%
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 4%, 2022	$16,810,000	$19,891,441

Natural Gas - Pipeline - 1.2%
Energy Transfer Partners LP, 4.65%, 2021	$8,511,000	$9,068,573
Energy Transfer Partners LP, 5.2%, 2022	1,660,000	1,834,358
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,854,748
Enterprise Products Operating LP, 4.85%, 2042	3,627,000	3,910,203
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,238,731
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	9,205,697
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,816,460

		$39,928,770
Network & Telecom - 0.9%
AT&T, Inc., 5.35%, 2040	$7,380,000	$9,022,758
AT&T, Inc., 5.55%, 2041	2,259,000	2,870,859
Centurylink, Inc., 6.45%, 2021	10,466,000	11,549,325
Centurylink, Inc., 7.65%, 2042	4,930,000	5,064,510

		$28,507,452
Oil Services - 0.7%
Schlumberger Norge A.S., 1.25%, 2017 (n)	$11,361,000	$11,373,622
Transocean, Inc., 6%, 2018	2,610,000	3,005,018
Transocean, Inc., 6.5%, 2020	6,453,000	7,706,082

		$22,084,722
Oils - 0.2%
Phillips 66, 4.3%, 2022 (n)	$4,533,000	$4,960,140

Other Banks & Diversified Financials - 3.1%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$7,100,000	$6,524,545
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,507,471
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,533,781
Citigroup, Inc., 4.45%, 2017	4,631,000	4,948,205
Citigroup, Inc., 6.125%, 2018	11,130,000	12,711,417
Citigroup, Inc., 8.5%, 2019	8,594,000	10,911,836
Citigroup, Inc., 4.5%, 2022	8,584,000	9,029,183

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Discover Bank, 7%, 2020	$9,837,000	$11,484,304
Fifth Third Bancorp, 3.5%, 2022	4,075,000	4,212,002
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,444,000	7,684,739
Santander Holdings USA, Inc., 4.625%, 2016	3,739,000	3,708,359
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,715,000	6,849,300
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,868,019
Svenska Handelsbanken AB, 2.875%, 2017	3,371,000	3,533,014
U.S. Bancorp, 2.95%, 2022	3,150,000	3,185,088

		$100,691,263
Pharmaceuticals - 0.6%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,337,783
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	10,300,000	11,220,913

		$18,558,696
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 3%, 2019	$704,000	$708,473

Printing & Publishing - 0.2%
Pearson Funding Four PLC, 3.75%, 2022 (n)	$4,882,000	$5,101,290

Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,467,651

Real Estate - 2.0%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$5,043,398
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,803,479
Boston Properties LP, REIT, 3.85%, 2023	1,725,000	1,816,158
DDR Corp., REIT, 4.625%, 2022	1,016,000	1,036,267
HCP, Inc., REIT, 3.75%, 2019	4,862,000	5,082,482
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,737,622
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,220,139
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,883,986
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,481,738
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,116,369
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,579,394
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,285,796

		$66,086,828
Retailers - 1.0%
Gap, Inc., 5.95%, 2021	$7,484,000	$7,903,987
Home Depot, Inc., 5.95%, 2041	3,217,000	4,496,218
Target Corp., 4%, 2042	9,070,000	9,713,507
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,436,056

		$31,549,768
Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$6,967,341

Telecommunications - Wireless - 0.8%
American Tower Corp., 4.5%, 2018	$12,073,000	$12,947,580
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,554,130
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,824,304

		$25,326,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.1%
Oi S.A., 5.75%, 2022 (n)	$3,191,000	$3,278,753

Tobacco - 0.7%
Lorillard Tobacco Co., 8.125%, 2019	$7,936,000	$10,004,201
Lorillard Tobacco Co., 7%, 2041	1,356,000	1,553,667
Reynolds American, Inc., 6.75%, 2017	10,032,000	12,118,606

		$23,676,474
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,043,000	$3,116,455
ERAC USA Finance Co., 7%, 2037 (n)	9,010,000	11,392,019

		$14,508,474
U.S. Government Agencies and Equivalents - 2.3%
FDIC Structured Sale Guarantee Note, 0%, 2012 (m)(n)	$2,332,000	$2,331,114
JPMorgan Chase & Co., FRN, 0.712%, 2012 (m)	30,444,000	30,513,747
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,962,264
Small Business Administration, 5.94%, 2016	136,437	145,016
Small Business Administration, 5.37%, 2016	317,965	335,453
Small Business Administration, 6.35%, 2021	13,471	15,044
Small Business Administration, 6.34%, 2021	16,568	18,534
Small Business Administration, 6.44%, 2021	19,293	21,654
Small Business Administration, 5.34%, 2021	118,753	131,383
Small Business Administration, 6.07%, 2022	83,777	93,363
Small Business Administration, 4.35%, 2023	750,655	824,589
Small Business Administration, 4.98%, 2023	1,168,986	1,301,406
Small Business Administration, 4.89%, 2023	1,031,837	1,147,765
Small Business Administration, 4.93%, 2024	1,307,484	1,448,559
Small Business Administration, 4.34%, 2024	1,312,424	1,442,710
Small Business Administration, 5.18%, 2024	1,193,937	1,335,321
Small Business Administration, 5.52%, 2024	1,443,318	1,625,852
Small Business Administration, 5.19%, 2024	1,605,901	1,803,956
Small Business Administration, 4.86%, 2024	1,104,766	1,241,661
Small Business Administration, 4.57%, 2025	1,803,456	2,015,740
Small Business Administration, 4.76%, 2025	5,543,657	6,236,522
Small Business Administration, 5.39%, 2025	560,948	633,520
Small Business Administration, 5.35%, 2026	3,367,878	3,774,189
Small Business Administration, 3.25%, 2030	4,503,293	4,806,103
Small Business Administration, 2.85%, 2031	6,906,094	7,184,614

		$76,390,079
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,252,256
U.S. Treasury Bonds, 4.5%, 2036	1,967,000	2,720,607
U.S. Treasury Bonds, 5%, 2037	9,893,000	14,708,111
U.S. Treasury Bonds, 4.5%, 2039	64,984,100	91,079,245
U.S. Treasury Notes, 1.375%, 2013	46,444,000	46,790,519
U.S. Treasury Notes, 3.125%, 2013	26,584,000	27,486,394
U.S. Treasury Notes, 1.875%, 2014	41,365,000	42,444,378
U.S. Treasury Notes, 1.875%, 2014	167,542,000	172,352,298
U.S. Treasury Notes, 2.125%, 2015	170,345,000	179,181,647
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,474,333
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,758,008
U.S. Treasury Notes, TIPS, 2%, 2014	5,420,306	5,653,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 1.625%, 2015	$5,719,365	$6,117,936
U.S. Treasury Notes, TIPS, 2%, 2016	10,131,538	11,287,161

		$618,306,104
Utilities - Electric Power - 2.1%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,796,756
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,858,261
Duke Energy Corp., 5.05%, 2019	6,505,000	7,654,329
EDP Finance B.V., 6%, 2018 (n)	3,564,000	3,228,325
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,136,430
Exelon Corp., 4.9%, 2015	8,028,000	8,781,452
FirstEnergy Solutions Corp., 6.8%, 2039	6,237,000	6,767,806
Oncor Electric Delivery Co., 4.1%, 2022 (n)	6,820,000	7,250,826
Pacific Gas & Electric Co., 4.45%, 2042	2,420,000	2,769,138
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,962,435
Progress Energy, Inc., 3.15%, 2022	3,682,000	3,777,725
System Energy Resources, Inc., 5.129%, 2014 (z)	259,953	256,662
TECO Energy, Inc., 5.15%, 2020	7,160,000	8,264,251

		$70,504,396
Total Bonds		$3,249,496,027

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	138,424,798	$138,424,798
Total Investments		$3,387,920,825

Other Assets, Less Liabilities - (3.2)%		(104,412,365)
Net Assets - 100.0%		$3,283,508,460

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $371,400,896, representing 11.3% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 5.997%, 2045	12/07/06	$3,227,290	$981
ARCap REIT, Inc., CDO, “G”, FRN, 0%, 2045	9/21/04-3/01/12	1,610,757	177
Anthracite Ltd., “A”, CDO, FRN, 0.607%, 2019	1/15/10-3/25/11	5,998,915	6,774,747
Anthracite Ltd., “BFL”, CDO, FRN, 1.247%, 2037	12/09/10	4,589,188	4,993,905
Anthracite Ltd., “CFL”, CDO, FRN, 1.497%, 2037	3/03/11	1,060,290	999,274
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-7/01/12	5,152,226	272,417
Anthracite Ltd., CDO, FRN, 1.097%, 2037	2/24/10-3/03/11	8,285,617	8,719,714
Bayview Commercial Asset Trust, FRN, 0.556%, 2035	6/09/05	603,330	427,991

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	$1,538,171	$80,467
Bayview Commercial Asset Trust, FRN, 2.817%, 2036	2/28/06	1,295,067	221,711
Bayview Commercial Asset Trust, FRN, 0.516%, 2036	2/23/06	468,507	313,554
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06-5/29/09	1,101,250	330,385
Bayview Commercial Asset Trust, FRN, 3.92%, 2036	9/11/06	2,833,970	858,924
Bayview Commercial Asset Trust, FRN, 3.818%, 2036	10/25/06	1,446,019	496,727
Bayview Commercial Asset Trust, FRN, 4.07%, 2037	1/26/07-5/29/09	1,725,672	1,374,348
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2013	3/29/06	884,012	181,924
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	3,336,355	2,151,484
Capital Trust Realty Ltd., CDO, 5.26%, 2035	9/14/10	6,476,967	7,144,942
Chesapeake Funding LLC, “A”, FRN, 0.993%, 2023	5/10/12	8,280,000	8,291,344
Commercial Mortgage Asset Trust, FRN, 0.721%, 2032	8/25/03-4/09/12	102,695	99,385
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	3,713,591	3,735,214
Crest G-Star, CDO, 6.95%, 2032	9/13/05-3/25/11	7,822,249	7,462,500
Crest Ltd., “A1” CDO, FRN, 0.941%, 2018	1/21/10-3/04/10	3,036,712	3,396,620
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	975,290	1,089,023
Crest Ltd., “B”, CDO, FRN, 1.797%, 2035	1/12/10	869,855	1,024,511
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,819,801	3,837,965
Falcon Franchise Loan LLC, FRN, 5.312%, 2023	1/18/02-3/23/11	6,951	14,662
Falcon Franchise Loan LLC, FRN, 5.808%, 2025	1/29/03-3/23/11	185,533	400,008
First Union National Bank Commercial Mortgage, FRN, 1.566%, 2043	12/11/03-4/09/12	1,288	2,525
Gaz Capital S.A., 4.95%, 2022	7/11/12	241,000	250,399
Gramercy Real Estate Ltd., CDO, FRN, 0.771%, 2035	6/21/05-1/18/07	683,672	615,288
KKR Financial CLO Ltd., “A1”, FRN, 0.718%, 2017	4/11/11	1,959,391	1,991,774
Kraft Foods Group, Inc., 5%, 2042	5/30/12	5,628,559	6,370,532
Liberty Mutual Group, Inc., 6.5%, 2042	5/01/12	4,104,358	4,415,289
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10-3/25/11	4,902,547	5,172,010
Morgan Stanley Capital I, Inc., FRN, 1.097%, 2031	6/10/03	19,618	6,983
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,934,779	5,144,511
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	7/19/12	733,134	740,175
Preferred Term Securities XIX Ltd., CDO, FRN, 0.818%, 2035	9/08/05-3/28/11	7,668,428	4,539,315
Salomon Brothers Mortgage Securities, Inc., FRN, 7.159%, 2032	1/07/05	3,565,795	3,262,622
Smart Trust, “A2B”, FRN, 0.799%, 2014	3/07/12	10,638,000	10,679,177
System Energy Resources, Inc., 5.129%, 2014	4/16/04	259,953	256,662
Total Restricted Securities			$108,142,166
% of Net Assets			3.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$694,696,183	$—	$694,696,183
Non-U.S. Sovereign Debt	—	56,637,854	—	56,637,854
Municipal Bonds	—	27,347,630	—	27,347,630
Corporate Bonds	—	1,048,945,364	—	1,048,945,364
Residential Mortgage-Backed Securities	—	856,194,761	—	856,194,761
Commercial Mortgage-Backed Securities	—	199,573,507	—	199,573,507
Asset-Backed Securities (including CDOs)	—	120,173,294	—	120,173,294
Foreign Bonds	—	245,927,434	—	245,927,434
Mutual Funds	138,424,798	—	—	138,424,798
Total Investments	$138,424,798	$3,249,496,027	$—	$3,387,920,825

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,252,969,211
Gross unrealized appreciation	$178,974,197
Gross unrealized depreciation	(44,022,583)
Net unrealized appreciation (depreciation)	$134,951,614

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	169,298,396	568,216,617	(599,090,215)	138,424,798

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,692	$138,424,798

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.